CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Total revenues	$ 263,492	$ 266,391	$ 282,756
Cost of revenues:
Total cost of revenues	167,615	172,354	200,261
Gross profit	95,877	94,037	82,495
Operating expenses:
Research and development, net	30,184	33,023	28,014
Selling and marketing	21,488	22,706	23,759
General and administrative	18,633	17,024	19,861
Total operating expenses	70,305	72,753	71,634
Operating income	25,572	21,284	10,861
Financial expenses, net	2,617	4,298	4,307
Net income before taxes on income	22,955	16,986	6,554
Taxes on income (tax benefit)	(13,583)	(1,423)	(247)
Net income	$ 36,538	$ 18,409	$ 6,801
Total earnings per share:
Basic	$ 0.66	$ 0.34	$ 0.12
Diluted	$ 0.65	$ 0.33	$ 0.12
Weighted average number of shares used in computing earnings per share:
Basic	55,368,703	54,927,272	54,680,822
Diluted	56,030,976	55,752,642	54,851,967
Products [Member]
Revenues:
Total revenues	$ 185,721	$ 173,966	$ 214,522
Cost of revenues:
Total cost of revenues	122,071	121,147	153,167
Services [Member]
Revenues:
Total revenues	77,771	92,425	68,234
Cost of revenues:
Total cost of revenues	$ 45,544	$ 51,207	$ 47,094